Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(5)	Net income (Loss) (in thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$436,000	$181,000	$646,236	$468,069	$51.00	$264
2022	$468,000	$483,500	$636,761	$637,968	$72.85	$2,844
2021	$417,000	$91,800	$548,886	$423,730	$70.20	$(1,299)

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Simon Kukes (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kukes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Kukes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kukes’ total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2023	$436,000	$(436,000)	$181,000	$181,000
2022	$468,000	$(468,000)	$483,500	$483,500
2021	$417,000	$(417,000)	$91,800	$91,800

(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$308,000	$(121,000)	$—	$(6,000)	$—	$—	$181,000
2022	$440,000	$14,800	$—	$28,700	$—	$—	$483,500
2021	$318,000	$(153,000)	$—	$(73,200)	$—	$—	$91,800

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Dr. Kukes) in the “Total” column of the Summary Executive Compensation Table in each applicable year. During 2023 and 2022, our non-CEO Named Executive Officers (NEOs) consisted of J. Douglas Schick, President, Clark R. Moore, Executive Vice President, General Counsel and Secretary, and Paul A. Pinkston, Chief Accounting Officer.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Kukes), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Kukes) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Kukes) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$646,236	$(308,833)	$130,666	$468,069
2022	$636,761	$(312,000)	$313,207	$637,968
2021	$548,866	$(296,533)	$171,397	$423,730

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$218,167	$(82,133)	$—	$(5,367)	$—	$—	$130,666
2022	$293,333	$7,529	$—	$12,345	$—	$—	$313,207
2021	$226,133	$(41,400)	$—	$(13,336)	$—	$—	$171,397

(5)

Assumes $100 invested in our common shares on December 31, 2020, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2023, 2022 or 2021.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Relationship Between “Compensation Actually Paid” and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Loss

Our company has not historically looked to net loss as a performance measure for our executive compensation program. Our net income (loss) was $264 thousand, $2,844 thousand and ($1,299) thousand in 2023, 2022 and 2021, respectively.

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Dr. Kukes and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding Dr. Kukes) during the periods presented do have some correlation because a significant portion of their compensation is in the form of long-term equity awards. The equity awards values are significantly impacted by changes in our stock price each period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid” and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Named Executive Officers, Footnote

The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Dr. Kukes) in the “Total” column of the Summary Executive Compensation Table in each applicable year. During 2023 and 2022, our non-CEO Named Executive Officers (NEOs) consisted of J. Douglas Schick, President, Clark R. Moore, Executive Vice President, General Counsel and Secretary, and Paul A. Pinkston, Chief Accounting Officer.

Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(5)	Net income (Loss) (in thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$436,000	$181,000	$646,236	$468,069	$51.00	$264
2022	$468,000	$483,500	$636,761	$637,968	$72.85	$2,844
2021	$417,000	$91,800	$548,886	$423,730	$70.20	$(1,299)

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Simon Kukes (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kukes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Kukes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kukes’ total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2023	$436,000	$(436,000)	$181,000	$181,000
2022	$468,000	$(468,000)	$483,500	$483,500
2021	$417,000	$(417,000)	$91,800	$91,800

(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$308,000	$(121,000)	$—	$(6,000)	$—	$—	$181,000
2022	$440,000	$14,800	$—	$28,700	$—	$—	$483,500
2021	$318,000	$(153,000)	$—	$(73,200)	$—	$—	$91,800

Adjustment to Non-PEO NEO Compensation Footnote

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Kukes), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Kukes) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Kukes) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$646,236	$(308,833)	$130,666	$468,069
2022	$636,761	$(312,000)	$313,207	$637,968
2021	$548,866	$(296,533)	$171,397	$423,730

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$218,167	$(82,133)	$—	$(5,367)	$—	$—	$130,666
2022	$293,333	$7,529	$—	$12,345	$—	$—	$313,207
2021	$226,133	$(41,400)	$—	$(13,336)	$—	$—	$171,397

PEO Total Compensation Amount	$ 436,000	$ 468,000	$ 417,000
PEO Actually Paid Compensation Amount	181,000	483,500	91,800
Non-PEO NEO Average Total Compensation Amount	646,236	636,761	548,886
Non-PEO NEO Average Compensation Actually Paid Amount	468,069	637,968	423,730
Total Shareholder Return Amount	51,000.00	72,850	70,200
Net Income (Loss)	$ 264,000	$ 2,844,000	$ (1,299,000)
PEO Name	J. Douglas Schick, President, Clark R. Moore, Executive Vice President, General Counsel and Secretary	Paul A. Pinkston, Chief Accounting Officer